UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09915
Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Small-Cap Growth Portfolio                                                                                                      as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks—95.8%

Security	Shares	Value
Aerospace & Defense — 2.8%
Aviall, Inc. (1)	7,700	$260,106
DRS Technologies, Inc.	5,200	256,672
Mercury Computer Systems, Inc. (1)	5,100	133,875
Teledyne Technologies, Inc. (1)	3,600	124,092
		$774,745
Air Freight & Logistics — 1.6%
Hub Group, Inc., Class A (1)	6,100	223,931
UTI Worldwide, Inc.	2,800	217,560
		$441,491
Beverages — 0.4%
Hansen Natural Corp. (1)	2,338	110,073
		$110,073
Biotechnology — 2.2%
Abgenix, Inc. (1)	33,300	422,244
United Therapeutics Corp. (1)	3,000	209,400
		$631,644
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (1)	2,600	188,292
Greenhill & Co., Inc.	6,800	283,492
		$471,784
Chemicals — 0.6%
Agrium, Inc.	7,700	169,169
		$169,169
Commercial Services & Supplies — 1.7%
Harland (John H.) Co.	4,000	177,600
Resources Connection, Inc. (1)	10,000	296,300
		$473,900
Computers & Peripherals — 3.9%
Novatel Wireless, Inc. (1)	36,000	520,920
Palm, Inc. (1)	8,600	243,638
Synaptics, Inc. (1)	17,200	323,360
		$1,087,918
Consumer Finance — 1.4%
Student Loan Corp., (The)	1,620	383,746
		$383,746
Diversified Consumer Services — 1.8%
DeVry, Inc. (1)	10,800	205,740
Education Management Corp. (1)	4,400	141,856

Regis Corp.	4,400	$166,408
		$514,004
Electric Utilities — 1.2%
ALLETE, Inc.	3,400	155,754
Westar Energy, Inc.	8,000	193,040
		$348,794
Electrical Equipment — 2.0%
AMETEK, Inc.	5,900	253,523
Roper Industries, Inc.	8,000	314,320
		$567,843
Food & Staples Retailing — 0.6%
Longs Drugstores Corp.	4,200	180,138
		$180,138
Health Care Equipment & Supplies — 8.7%
Aspect Medical Systems, Inc. (1)	6,100	180,743
CONMED Corp. (1)	5,200	144,976
DJ Orthopedics, Inc. (1)	7,700	222,838
Hologic, Inc. (1)	7,300	421,575
IDEXX Laboratories, Inc. (1)	2,200	147,136
Immucor, Inc. (1)	10,825	297,038
Intuitive Surgical, Inc. (1)	3,000	219,870
Kyphon, Inc. (1)	6,450	283,413
Respironics, Inc. (1)	7,700	324,786
Ventana Medical Systems, Inc. (1)	5,050	192,253
		$2,434,628
Health Care Providers & Services — 7.4%
Chemed Corp.	6,600	286,044
Community Health Systems, Inc. (1)	6,600	256,146
eResearch Technology, Inc. (1)	14,200	201,498
Health Net, Inc. (1)	7,200	340,704
LifePoint Hospitals, Inc. (1)	5,500	240,515
Pediatrix Medical Group, Inc. (1)	2,150	165,163
Psychiatric Solutions, Inc. (1)	3,100	168,113
United Surgical Partners International, Inc. (1)	6,750	263,992
VCA Antech, Inc. (1)	6,600	168,432
		$2,090,607
Hotels, Restaurants & Leisure — 5.2%
Aztar Corp. (1)	8,400	258,804
Cheesecake Factory, Inc. (The) (1)	3,200	99,968
Choice Hotels International, Inc.	3,625	234,320
Gaylord Entertainment Co. (1)	5,600	266,840
Penn National Gaming, Inc. (1)	3,502	108,947

Sonic Corp. (1)	8,100	$221,535
Station Casinos, Inc.	4,100	272,076
		$1,462,490
Household Durables — 1.0%
Central Garden & Pet Co. (1)	2,583	116,881
Jarden Corp. (1)	4,050	166,333
		$283,214
Insurance — 1.6%
Philadelphia Consolidated Holding Corp. (1)	2,050	174,045
Stewart Information Services Corp.	5,100	261,120
		$435,165
Internet Software & Services — 0.3%
SINA Corp. (1)	3,400	93,500
		$93,500
IT Services — 5.1%
Cognizant Technology Solutions Corp. (1)	5,950	277,210
Euronet Worldwide, Inc. (1)	10,600	313,654
MoneyGram International, Inc.	17,500	379,925
SI International, Inc. (1)	6,095	188,762
SRA International, Inc., Class A (1)	7,800	276,744
		$1,436,295
Machinery — 2.7%
Actuant Corp., Class A	6,300	294,840
Bucyrus International, Inc., Class A	3,900	191,607
Joy Global, Inc.	5,500	277,530
		$763,977
Media — 2.0%
Central European Media Enterprises, Ltd. (1)	10,650	562,427
		$562,427
Multi-Utilities — 1.0%
CMS Energy Corp. (1)	17,000	279,650
		$279,650
Oil, Gas & Consumable Fuels — 11.0%
Alon USA Energy, Inc. (1)	16,678	402,774
Denbury Resources, Inc. (1)	7,500	378,300
Goodrich Petroleum Corp. (1)	13,901	326,256
Peabody Energy Corp.	6,900	582,015
Quicksilver Resources, Inc. (1)	6,300	301,077
Southwestern Energy Co. (1)	8,200	601,880
Vintage Petroleum, Inc.	11,050	504,543
		$3,096,845

Personal Products — 0.7%
Chattem, Inc. (1)	5,144	$182,612
		$182,612
Pharmaceuticals — 1.6%
Hi-Tech Pharmacal Co., Inc. (1)	2,900	87,232
MGI Pharma, Inc. (1)	6,200	144,522
Penwest Pharmaceuticals Co. (1)	11,800	206,854
		$438,608
Real Estate — 2.0%
Strategic Hotel Capital, Inc.	12,100	220,946
Taubman Centers, Inc.	7,200	228,240
Trizec Properties, Inc.	5,100	117,606
		$566,792
Semiconductors & Semiconductor Equipment — 8.3%
Advanced Analogic Technologies, Inc. (1)	23,087	258,344
Advanced Energy Industries, Inc. (1)	12,930	139,127
Atheros Communications, Inc. (1)	27,100	264,496
Brooks Automation, Inc. (1)	8,800	117,304
Ikanos Communications (1)	2,949	36,243
International Rectifier Corp. (1)	10,100	455,308
Intersil Corp., Class A	17,200	374,616
Sigmatel, Inc. (1)	20,600	416,944
Veeco Instruments, Inc. (1)	16,900	271,076
		$2,333,458
Software — 6.8%
Activision, Inc. (1)	15,200	310,840
Blackbaud, Inc.	10,400	147,368
i2 Technologies, Inc. (1)	22,000	410,080
Intellisync Corp. (1)	66,900	297,036
MICROS Systems, Inc. (1)	5,500	240,625
NAVTEQ, Corp. (1)	4,300	214,785
Quest Software, Inc. (1)	19,600	295,372
		$1,916,106
Specialty Retail — 2.9%
DSW, Inc., Class A (1)	5,474	116,049
GameStop Corp., Class A (1)	7,600	239,172
Hibbet Sporting Goods, Inc. (1)	10,500	233,625
O’Reilly Automotive, Inc. (1)	8,300	233,894
		$822,740
Textiles, Apparel & Luxury Goods — 1.4%
Gildan Activewear, Inc. (1)	7,094	271,204
Warnaco Group, Inc., (The) (1)	6,000	131,460
		$402,664

Thrifts & Mortgage Finance — 1.6%
IndyMac Bancorp, Inc.	7,300	$288,934
WSFS Financial Corp.	2,500	147,225
		$436,159
Wireless Telecommunication Services — 2.6%
NII Holdings, Inc., Class B (1)	8,675	732,604
		$732,604
Total Common Stocks (identified cost $22,118,058)		$26,925,790

Commercial Paper — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value
UBS Finance LLC, 3.86%, 10/3/05	$371	$370,921
Total Commercial Paper (at amortized cost, $370,920)		$370,921

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$562	$562,000
Total Short-Term Investments (at amortized cost, $562,000)		$562,000
Total Investments — 99.1% (identified cost $23,050,978)		$27,858,711
Other Assets, Less Liabilities — 0.9%		$241,311
Net Assets — 100.0%		$28,100,022

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$23,050,978
Gross unrealized appreciation	$5,077,597
Gross unrealized depreciation	(269,864)
Net unrealized appreciation	$4,807,733

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 18, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	November 18, 2005